Debt issues	12 Months Ended
Sep. 30, 2019
Debt issues
Debt issues

Note 18. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

In the table below, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Short-term debt:
Own issuances	25,838	26,266	23,695	26,266
Total short-term debt	25,838	26,266	23,695	26,266
Long-term debt:
Covered bonds	38,037	35,434	33,160	30,268
Senior	109,340	103,159	99,819	95,754
Securitisation	8,190	7,588	—	—
Structured notes	52	149	—	—
Total long-term debt	155,619	146,330	132,979	126,022
Total debt issues	181,457	172,596	156,674	152,288

Movement Reconciliation ($m)
Opening balance	172,596	168,356	152,288	144,116
Issuances	61,484	59,456	50,375	57,440
Maturities, repayments, buy backs and reductions	(63,313)	(64,698)	(56,347)	(58,005)
Total cash movements	(1,829)	(5,242)	(5,972)	(565)
Foreign exchange translation impact	6,713	11,022	6,514	10,252
Fair value adjustments	317	(244)	318	(240)
Fair value hedge accounting adjustments	3,512	(1,313)	3,376	(1,288)
Other (amortisation of bond issue costs, etc.)	148	17	150	13
Total non-cash movements	10,690	9,482	10,358	8,737
Closing balance	181,457	172,596	156,674	152,288

Consolidated
$m	2019	2018
Short-term debt
Own issuances:
US commercial paper	19,950	18,675
Senior debt:
AUD	100	550
GBP	5,366	6,604
Other	422	437
Total own issuances	25,838	26,266
Total short-term debt	25,838	26,266
Long-term debt (by currency):
AUD	43,532	37,571
CHF	3,480	2,953
EUR	37,464	31,734
GBP	5,545	5,290
JPY	2,538	3,226
NZD	3,197	2,294
USD	54,490	60,336
Other	5,373	2,926
Total long-term debt	155,619	146,330

Consolidated
$m	2019	2018	2017
Short-term borrowings
US commercial paper
Maximum amount outstanding at any month end	26,879	28,331	27,456
Approximate average amount outstanding	22,502	23,315	23,025
Approximate weighted average interest rate on:
Average amount outstanding	2.8%	2.0%	1.3%
Outstanding as at end of the year	3.2%	2.5%	1.2%

The Group manages foreign exchange exposure from debt issuances as part of its hedging activities. Further details of the Group’s hedge accounting are in Note 20.